Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015		Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		¥ 1,055,479	¥ 1,094,420		¥ 1,335,987
Provision (credit) for credit losses		231,862	86,998		(106,371)
Charge-offs		198,771	177,161		191,098
Recoveries		41,812	26,495		37,350
Net charge-offs		156,959	150,666		153,748
Others	[1]	(19,252)	24,727		18,552
Allowance for credit losses, at end of fiscal year		1,111,130	1,055,479		1,094,420
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		807,716	876,857		1,068,463
Provision (credit) for credit losses		117,024	22,621		(70,091)
Charge-offs		116,620	119,160		158,875
Recoveries		21,110	18,995		29,478
Net charge-offs		95,510	100,165		129,397
Others	[1]	(12,671)	8,403		7,882
Allowance for credit losses, at end of fiscal year		816,559	807,716		876,857
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		72,366	116,913		157,209
Provision (credit) for credit losses		(9,478)	(30,858)		(35,952)
Charge-offs		6,691	13,894		4,577
Recoveries		2,401	205		230
Net charge-offs		4,290	13,689		4,347
Others	[1]				3
Allowance for credit losses, at end of fiscal year		58,598	72,366		116,913
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		35,670	40,626		51,870
Provision (credit) for credit losses		885	2,561		5,617
Charge-offs		8,323	10,785		20,125
Recoveries		2,955	3,268		3,264
Net charge-offs		5,368	7,517		16,861
Allowance for credit losses, at end of fiscal year		31,187	35,670		40,626
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		64,769	60,024		58,445
Provision (credit) for credit losses		47,429	(1,883)		(5,945)
Charge-offs		5,721	5,349		7,521
Recoveries		2,412	4,027		4,378
Net charge-offs		3,309	1,322		3,143
Others	[1]	(435)	7,950		10,667
Allowance for credit losses, at end of fiscal year		108,454	64,769		60,024
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of fiscal year		74,958		[2]
Provision (credit) for credit losses		76,002	94,557			[2]
Charge-offs		61,416	27,973			[2]
Recoveries		12,934				[2]
Net charge-offs		48,482	27,973			[2]
Others	[1]	(6,146)	8,374			[2]
Allowance for credit losses, at end of fiscal year		¥ 96,332	¥ 74,958			[2]

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit losses was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit losses was stated at March 31, 2014 in the above table.